DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS - Disclosure of detailed information about valuation of the derivative warrants liabilities (Details) - Derivative warrants liabilities - $ / shares
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Series 2024
Disclosure of detailed information about financial instruments [line items]
Share price (in CAD)	$ 3.25
Exercise price (in CAD)	$ 4.32
Expected volatility (%)	72.20%
Risk-free interest rate (%)	2.93%
Dividend yield (%)	0.00%
Expected term (years)	1 year 10 months 17 days
Number of warrants	742,517
Fair value per warrant (in CAD)	$ 1.06
Series 2023
Disclosure of detailed information about financial instruments [line items]
Share price (in CAD)	3.25	$ 2.88
Exercise price (in CAD)	$ 12.95	$ 12.95
Expected volatility (%)	75.70%	48.43%
Risk-free interest rate (%)	4.21%	4.12%
Dividend yield (%)	0.00%	0.00%
Expected term (years)	1 year 4 months 8 days	2 years 4 months 3 days
Number of warrants	818,818	961,602
Fair value per warrant (in CAD)	$ 0.14	$ 0.006
Series 2021
Disclosure of detailed information about financial instruments [line items]
Share price (in CAD)	3.25	2.88
Exercise price (in CAD)	$ 62.14	$ 62.14
Expected volatility (%)	75.70%	48.43%
Risk-free interest rate (%)	4.21%	4.12%
Dividend yield (%)	0.00%	0.00%
Expected term (years)	1 year 4 months 8 days	2 years 4 months 3 days
Number of warrants	49,058	49,058
Fair value per warrant (in CAD)	$ 0	$ 0